Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue	€ 246,601	€ 100,954
Cost of sales	(17,515)	(17,517)
Gross profit	229,086	83,437
Research and development expenses	(59,044)	(86,603)
Selling, general, and administrative expenses	(145,230)	(101,046)
Operating profit/(loss)	24,812	(104,212)
Share of profit/(loss) of associates	(10,251)	26,579
Finance income	4,517	28,854
Finance expenses	(67,255)	(44,786)
Profit/(loss) before tax	(48,177)	(93,565)
Income taxes (expenses)	677,516	(1,061)
Net profit/(loss) for the period	629,339	(94,626)
Attributable to owners of the Company	€ 629,339	€ (94,626)
Basic earnings/(loss) per share	€ 10.2	€ (1.58)
Diluted earnings/(loss) per share	€ 9.75	€ (1.58)
Statement of comprehensive income [abstract]
Net profit/(loss) for the period	€ 629,339	€ (94,626)
Items that may be reclassified subsequently to profit or (loss):
Exchange differences on translating foreign operations	3,058	(75)
Other comprehensive income/(loss) for the period, net of tax	3,058	(75)
Total comprehensive income/(loss)	632,397	(94,701)
Attributable to owners of the Company	€ 632,397	€ (94,701)